Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Information
Supplemental Cash Flow Information

19. Supplemental Cash Flow Information

Noncash activities for the years ended December 31, 2014, 2013, and 2012 were as follows:

	Year Ended December 31,
	2014	2013	2012
Purchase price for acquisition of real property interests included in due to Landmark and affiliates	$—	$963,067	$—
Capital contribution to fund general and administrative expense reimbursement	12,349	—	—
Contributions of real property interests by Landmark	13,713,760	7,047,495	15,824,951
Fair value adjustment of investments in receivables	284,294	—	—

Cash flows related to interest paid was as follows:

	Year Ended December 31,
	2014	2013	2012
Cash paid for interest	$5,117,787	$3,508,125	$1,120,212